Principal Exchange-Traded Funds
Supplement dated March 17, 2025
to the Statement of Additional Information dated November 1, 2024
(as previously supplemented)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

LEADERSHIP STRUCTURE AND BOARD
Under Additional Information Regarding Board Members and Officers, in the PRINCIPAL FUNDS OFFICERS table, delete the rows for Beth Graff, Megan Hoffmann, Laura B. Latham, Sara L. Reece, and Barbara Wenig and add the following alphabetically:

PRINCIPAL FUNDS OFFICERS
Name, Address, and Year of Birth	Position(s) Held with Principal Funds	Principal Occupation(s) During Past 5 Years
Megan Hoffmann 711 High Street Des Moines, IA 50392 1979	Vice President and Controller (since 2021)	Principal Financial Group* Senior Director - Fund Accounting and Administration (since 2025) Senior Director - Fund Administration (2024) Director - Accounting (2020-2024)
Laura B. Latham 711 High Street Des Moines, IA 50392 1986	Counsel and Assistant Secretary (since 2023) Assistant Counsel and Assistant Secretary (2018-2023)	Principal Financial Group* Assistant General Counsel (since 2025) Counsel (2018-2025)
Ann Meiners 711 High Street Des Moines, IA 50392 1977	Vice President and Assistant Controller (since 2025)	Principal Financial Group* Director – Fund Accounting (since 2024) Assistant Director – Fund Accounting (2017-2024)
Sara L. Reece 711 High Street Des Moines, IA 50392 1975	Vice President and Chief Operating Officer (since 2021) Vice President and Controller (2016-2021)	Principal Financial Group* Managing Director - Global Head of Fund Services (since 2024) Managing Director - Global Fund Ops (2021-2024) Director - Accounting (2015-2021)
Barbara Wenig 711 High Street Des Moines, IA 50392 1972	Vice President (since 2024)
Principal Financial Group*
Executive Managing Director - Chief Business Officer
    (since 2025)
Executive Managing Director -
    Global Head of Operations and Services -
    Principal Asset ManagementSM (2021-2024)

Neuberger Berman
Managing Director (2008-2021)

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